UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Bosque Higher Education Authority, Inc.

(Exact name of securitizer as specified in its charter)

Date of Report January 12, 2022

Commission File Number of securitizer: 025-04905

Central Index Key Number of securitizer: 0001542355

Ben Litle, President & Chief Executive Officer - 254-297-7508

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 13, 2022

Bosque Higher Education Authority, Inc.
(Securitizer)

By:	/s/ Ben Litle
Name:	Ben Litle
Title:	President & Chief Executive Director